NET INCOME (LOSS) PER ORDINARY SHARE - Basic and diluted net income (loss) per share computation (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss)	¥ (271,835,982)	$ (38,287,297)	¥ (49,462,929)	¥ 225,820,409
Denominator:
Weighted average number of ordinary shares outstanding	154,795,461	154,795,461	154,109,051	153,174,715
Weighted average number of ordinary shares equivalents outstanding	2,020,644	2,020,644	1,067,871	497,643
Denominator for basic net income (loss) per ordinary share	156,816,105	156,816,105	155,176,922	153,672,358
Dilutive effect of outstanding share options				4,366,690
Dilutive effect of unvested restricted share units				2,421,928
Denominator for diluted net income (loss) per ordinary share	156,816,105	156,816,105	155,176,922	160,460,976
Net income (loss) per ordinary share
-Basic | (per share)	¥ (1.73)	$ (0.24)	¥ (0.32)	¥ 1.47
-Diluted | (per share)	¥ (1.73)	$ (0.24)	¥ (0.32)	¥ 1.41